Provision for de-characterization of dam structures and asset retirement obligations (Details 1) $ in Millions	12 Months Ended
Dec. 31, 2025 USD ($)
IfrsStatementLineItems [Line Items]
Balance at the beginning	$ 5,763
Revision to estimates - amounts for closed plants charged to the income statement	13
Revision to estimates - capitalized amounts for operating plants	214
Disbursements	(711)
Monetary and present value adjustments	327
Acquisition of Alianca Energia	(24)
Translation adjustment	580
Balance at the end	6,162
Decharacterization Of Upstream Geotechnical Structures [Member]
IfrsStatementLineItems [Line Items]
Balance at the beginning	2,213
Revision to estimates - amounts for closed plants charged to the income statement	(185)
Revision to estimates - capitalized amounts for operating plants
Disbursements	(378)
Monetary and present value adjustments	171
Acquisition of Alianca Energia
Translation adjustment	276
Balance at the end	2,097
Provision for decommissioning, restoration and rehabilitation costs [member]
IfrsStatementLineItems [Line Items]
Balance at the beginning	3,106
Revision to estimates - amounts for closed plants charged to the income statement	173
Revision to estimates - capitalized amounts for operating plants	170
Disbursements	(218)
Monetary and present value adjustments	134
Acquisition of Alianca Energia	(2)
Translation adjustment	258
Balance at the end	3,621
Other environment related provision [member]
IfrsStatementLineItems [Line Items]
Balance at the beginning	444
Revision to estimates - amounts for closed plants charged to the income statement	25
Revision to estimates - capitalized amounts for operating plants	44
Disbursements	(115)
Monetary and present value adjustments	22
Acquisition of Alianca Energia	(22)
Translation adjustment	46
Balance at the end	$ 444